Income Tax Benefit/(Expense) (Tables)	3 Months Ended
Sep. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of income tax expense/(benefit)
	Three Months Ended September 30,
(in U.S. dollars, in thousands)	2021	2020
Income tax expense/(benefit)
Current tax
Current tax	—	—
Total current tax expense/(benefit)	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	(144)	(818)
(Decrease)/increase in deferred tax liabilities	82	88
Total deferred tax expense/(benefit)	(62)	(730)
Income tax expense/(benefit)	(62)	(730)

Summary of Deferred Tax Assets Not Brought to Account
	As of	As of
(in U.S. dollars, in thousands)	September 30, 2021	June 30, 2021
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	78,700	77,738
Other temporary differences
Potential tax benefit at local tax rates	8,307	7,424
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	90,227	88,382